Fair Value Measurement (Details) - Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis	12 Months Ended
Dec. 31, 2023
Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	The Put option value is defined as the greater of (i) the fixed price of the contract in US dollars updated at 5% per year, (ii) a multiple of EBITDA minus the net debt of Grupo Disco Uruguay S.A., or (iii) a multiple of the net income of Grupo Disco Uruguay S.A.
Ebitda of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	On December 31 2023, the value of the put option is recognized based on Times Average Net Result.
Net Financial Debt of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Grupo Disco Uruguay S.A.'s Ebitda should increase by approx. 25.39% to arrive at a value greater than the recognized value.
Fixed Contract Price [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	The Fixed contract price should increase by approx. 41.03% to reach a value greater than the recognized value.
US Dollar-Uruguayan Peso Exchange Rate [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	An exchange rate appreciation of 15% would increase the value of the put option by $66,351.
Put Option [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Total shares Supermercados Disco del Uruguay S.A.
Range (weighted average)	344,166,018
Put Option [Member] | Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Net income of Supermercados Disco del Uruguay S.A. at December 31, 2023.
Range (weighted average)	181,916
Put Option [Member] | Ebitda of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Ebitda of Supermercados Disco del Uruguay S.A., consolidated Over 12 months
Range (weighted average)	241,414
Put Option [Member] | Net Financial Debt of Supermercados Disco del Uruguay S.A. [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Net financial debt of Supermercados Disco del Uruguay S.A., consolidated over 6 months
Range (weighted average)	146,656
Put Option [Member] | Fixed Contract Price [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	Fixed contract price
Range (weighted average)	442,342
Put Option [Member] | US Dollar-Uruguayan Peso Exchange Rate [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	US Dollar-Uruguayan peso exchange rate on the date of valuation
Range (weighted average)	39.04
Put Option [Member] | US Dollar-Colombian Peso Exchange Rate [Member]
Schedule of Material Non-Observable Input Data and Valuation Sensitivity Analysis [Line Items]
Material non-observable input data	US Dollar-Colombian peso exchange rate on the date of valuation
Range (weighted average)	3,822.05